Right-of-use assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Short term lease liabilities			$ 3,929	$ 9,780
Low value leases			1,746	2,241
Interest expense	$ 4,820	$ 4,834	$ 6,645
Lease liabilities interest, rate			8.00%
Cash outflows for leases	$ 17,422	$ 11,669	$ 17,207